Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Tokens [Member]
Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices [Line Items]
INX Tokens warrants outstanding at beginning of year	$ 5,906,083	$ 5,086,250
INX Token warrants granted during the year	8,685,071	1,084,833
Forfeited during the year	(512,933)
Exercised during the year (INX Token issued)	(8,437,360)	(265,000)
INX Token warrants outstanding at the end of year	5,640,861	5,906,083
INX Token warrants exercisable at end of year	3,947,861	398,762
Weighted Average Exercise Price [Member] | Bottom of Range [Member]
Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices [Line Items]
INX Tokens warrants outstanding at beginning of year	0.066
INX Token warrants granted during the year	0.292
Forfeited during the year	0.27
Exercised during the year (INX Token issued)	0.129
INX Token warrants outstanding at the end of year	0.52	0.066
INX Token warrants exercisable at end of year	0.13
Weighted average exercise price [Member]
Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices [Line Items]
INX Tokens warrants outstanding at beginning of year	$ 0.067	0.016
INX Token warrants granted during the year		0.286
Exercised during the year (INX Token issued)		0.01
INX Token warrants outstanding at the end of year		0.067
INX Token warrants exercisable at end of year		$ 0.08